Subsequent Event, Pro Forma Business Combinations or Disposals (Tables)	12 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
Unaudited Pro Forma Condensed Consolidated Balance Sheet

MAGELLAN PETROLEUM CORPORATION

UNAUDITED PRO FORMA CONSOLIDATED BALANCE SHEET

JUNE 30, 2016

(in thousands)

	As Reported	Exchange Transaction Pro Forma Adjustments		Sale of Weald Basin Pro Forma Adjustments		Pro Forma as Adjusted
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,680	$433	(a),(b)	$598	(f)	$2,711
Securities available-for-sale	601	—		941	(f)	1,542
Accounts receivable	16	—		—		16
Prepaid and other short-term assets	2,087	—		—		2,087
Current assets held for sale	26,042	(24,929)	(c)	(1,113)	(g)	—

Total current assets	30,426	(24,496)		426		6,356
Property and equipment, net	455	—		—		455
Goodwill	500	—		—		500
Other long-term assets	169	(150)	(d)	—		19

Total assets	$31,550	$(24,646)		$426		$7,330

LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accounts payable	$791	$—		$—		$791
Accrued and other liabilities	2,826	(174)	(e)	—		2,652
Notes payable	783	(625)	(a)	—		158
Current liabilities held for sale	10,638	(9,969)	(c)	(669)	(g)	—

Total current liabilities	15,038	(10,768)		(669)		3,601
PREFERRED STOCK:
Series A convertible preferred stock (par value $0.01 per share): Authorized 28,000,000 shares, issued 22,293,295 shares	23,501	(23,501)	(c)	—		—
(DEFICIT) EQUITY:
Common stock (par value $0.01 per share); Authorized 300,000,000 shares, issued 6,972,023 shares	70	—		—		70
Treasury stock (at cost): 1,209,389 shares	(9,806)	—		—		(9,806)
Capital in excess of par value	94,069	9,623	(c)	—		103,692
Accumulated deficit	(96,234)	—		1,095	(g)	(95,139)
Accumulated other comprehensive income	4,912	—		—		4,912

Total (deficit) equity	(6,989)	9,623		1,095		3,729

Total liabilities, preferred stock and (deficit) equity	$31,550	$(24,646)		$426		$7,330

Unaudited Pro Forma Condensed Consolidated Statement of Operations

MAGELLAN PETROLEUM CORPORATION

UNAUDITED PRO FORMA CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2016

(in thousands, except shares and per share amounts)

	As Reported	Exchange Transaction Pro Forma Adjustments		Sale of Weald Basin Pro Forma Adjustments	Pro Forma as Adjusted
OPERATING EXPENSES:
Depreciation	$54	$—		$—	$54
Exploration	71	—		—	71
General and administrative	5,214	(174)	(e)	—	5,040

Total operating expenses	5,339	(174)		—	5,165

Loss from operations	(5,339)	174		—	(5,165)
OTHER (EXPENSE) INCOME:
Net interest expense	(4)	—		—	(4)
Loss on investment in securities	(587)	—		—	(587)
Gain on sale of bonus rights	2,514	—		—	2,514
Other income	88	—		—	88

Total other (expense) income	2,011	—		—	2,011

Loss from continuing operations, before tax	(3,328)	174		—	(3,154)
Income tax expense	—	—		—	—

Loss from continuing operations, net of tax	(3,328)	174		—	(3,154)
Preferred stock dividends	(1,858)	1,858	(c)	—	—
Adjustment of preferred stock to redemption value	4,207	(4,207)	(c)	—	—

Net loss attributable to common stockholders from continuing operations	$(979)	$(2,175)		$—	$(3,154)

Basic and diluted loss per common share attributable to common stockholders from continuing operations	$(0.17)				$(0.55)
Weighted average number of basic and diluted shares outstanding	5,746,307				5,746,307

MAGELLAN PETROLEUM CORPORATION

UNAUDITED PRO FORMA CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2015

(in thousands, except shares and per share amounts)

	As Reported	Exchange Transaction Pro Forma Adjustments		Sale of Weald Basin Pro Forma Adjustments	Pro Forma as Adjusted
OPERATING EXPENSES:
Depreciation	$148	$—		$—	$148
Exploration	239	—		—	239
General and administrative	7,946	(174)	(e)	—	7,772
Loss on sale of assets	316	—		—	316

Total operating expenses	8,649	(174)		—	8,475

Loss from operations	(8,649)	174		—	(8,475)
OTHER (EXPENSE) INCOME:
Loss on investment in securities	(15,087)	—		—	(15,087)
Fair value revision of contingent consideration payable	1,888	—		—	1,888
Other income	252	—		—	252

Total other (expense) income	(12,947)	—		—	(12,947)

Loss from continuing operations, before tax	(21,596)	174		—	(21,422)
Income tax expense	—	—		—	—

Loss from continuing operations, net of tax	(21,596)	174		—	(21,422)
Preferred stock dividends	(1,740)	1,740	(c)	—	—

Net loss attributable to common stockholders from continuing operations	$(23,336)	$1,914		$—	$(21,422)

Basic and diluted loss per common share attributable to common stockholders from continuing operations	$(4.09)				$(3.75)
Weighted average number of basic and diluted shares outstanding	5,710,288				5,710,288